Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Financial Instruments
Schedule of fair value of the derivative assets

	As of December 31,
	2017	2018
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	6,615	9,731

Total	6,615	9,731

Derivative financial instruments, current asset	577	4,615
Derivative financial instruments, non-current asset	6,038	5,116

Total	6,615	9,731

Schedule of fair value of the derivative liabilities

	As of December 31,
	2017	2018
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	269	4,218
Forward foreign exchange contracts	—	578

Total	269	4,796

Derivative financial instruments, current liability	269	1,253
Derivative financial instruments, non-current liability	—	3,543

Total	269	4,796

Schedule of interest rate swaps held for trading

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2017	December 31, 2018
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	3.15%	—	80,000
GasLog Partners	GasLog	Dec 2018	Jan 2019	Jan 2024	3.14%	—	N/A

						470,000	550,000

Schedule of forward foreign exchange contracts held for trading

Company	Counterparty	Trade Date	Settlement Date	Fixed Exchange Rate (USD/EUR)	Notional Amount
GasLog Partners	GasLog	May 2018	Jan 2019	1.199415	€2,000
GasLog Partners	GasLog	May 2018	Feb 2019	1.200865	€2,000
GasLog Partners	GasLog	May 2018	Mar 2019	1.202315	€2,000
GasLog Partners	GasLog	June 2018	Apr 2019	1.19315	€2,000
GasLog Partners	GasLog	June 2018	May 2019	1.19645	€2,000
GasLog Partners	GasLog	June 2018	June 2019	1.19965	€2,000
GasLog Partners	GasLog	August 2018	July 2019	1.1738	€2,000
GasLog Partners	GasLog	August 2018	Aug 2019	1.1772	€2,000
GasLog Partners	GasLog	August 2018	Sept 2019	1.1809	€2,000

				Total	€18,000

Schedule of analysis of (Loss)/gain on swaps

	For the year ended December 31,
	2016	2017	2018
Realized loss/(gain) on derivatives held for trading	2,740	2,053	(1,363)
Unrealized loss/(gain) on derivatives held for trading	1,570	(2,174)	1,411
Recycled loss of cash flow hedges reclassified to profit or loss	2,527	—	—

Total loss/(gain) on derivatives	6,837	(121)	48